Share based compensation (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Share Option Activity	A summary of share option activity during the periods ending March 31, 2018 and March 31, 2019 is set out below:
	Number of shares*	Weighted average exercise price in INR *
Options outstanding as of March 31, 2018	1,058,237	690
Granted	625,124	777
Exercised	(127,554)	296
Forfeited	(62,570)	887
Expired	—	—
Options outstanding as of March 31, 2019	1,493,237	726
Vested and exercisable as of March 31, 2019	432,063	510

Available for grant as of March 31, 2019 is 321,977 options.

*	Not in thousands
#	Post considering the subsequent events mentioned in Form 20F of March 31, 2017.

Schedule of Intrinsic Value Per Option at the Date of Grant

The intrinsic value per option at the date of grant during the years ended March 31, 2018 and 2019 is as follows:

Date of grant	No. of options granted*	Deemed fair value of equity shares (INR)*	Intrinsic value per option at the time of grant (INR)	Valuation used
June 10, 2017	53,236	1,009	—	Market price
June 21, 2017	46,925	1,033	—	Market price
August 29, 2017	78,344	923	—	Market price
October 20, 2017	5,082	1,005	—	Market price
October 25, 2017	25,134	1,004	—	Market price
November 6, 2017	20,594	1,003	—	Market price
December 5, 2017	3,689	857	—	Market price
March 31, 2018	316,550	862	—	Market price
February 1, 2019	99,000	763	—	Market price
March 31, 2019	526,124	779	—	Market price

*	Not in thousands

Black Scholes Option Pricing Model [Member]
Schedule of Estimated Fair Value of Share Option Granted to Employees

The fair value of each share option granted to employees is estimated on the date of grant using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2018	2019
Dividend yield	0%	0%
Expected term (in years)	4.2 - 6.1	3.6 - 5.2
Expected volatility	26.1% - 37.0%	25.9% - 30.9%
Risk free interest rate	1.63% - 2.60%	2.20% - 2.50%